RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Amounts Due to Related Parties Comprised of Amounts Payable to Purchase of Raw Materials and Others) (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Amounts due to related parties
Amounts payable to the purchase of raw materials and others		$ 1,257,367	$ 2,676,614
Zhejiang Yaohui [Member]
Amounts due to related parties
Amounts payable to the purchase of raw materials and others	[1]	1,162,849	2,552,385
Jinko and its subsidiaries [Member]
Amounts due to related parties
Amounts payable to the purchase of raw materials and others	[2]	$ 94,518	$ 124,229

[1]	The brother of HR VP and shareholder of ReneSola Ltd is the director of Zhejiang Yaohui Photovoltaic Co., Ltd. (“Zhejiang Yaohui”)
[2]	The brothers of Mr. Xianshou Li are the founders and current shareholders of Jinko Solar Co., Ltd. (“Jinko and its subsidiaries”)